Class A Ordinary Shares Subject to Possible Redemption (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Class A Ordinary Shares Subject to Possible Redemption (Details) [Line Items]
Class A ordinary shares outstanding		31,116,305
Class A Ordinary Shares [Member]
Class A Ordinary Shares Subject to Possible Redemption (Details) [Line Items]
Authorized to issue of Class A ordinary shares	500,000,000	500,000,000
Common stock par value (in Dollars per share)	$ 0.0001	$ 0.0001
Class A ordinary shares outstanding	31,116,305	31,116,305
Common stock voting rights	one	one